Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 412,486	$ 411,217
Acquired goodwill	21,291	410
Foreign currency translation adjustment	242	859
Goodwill, Ending Balance	$ 434,019	$ 412,486